EQUITY ACCOUNTED INVESTMENTS - Ownership, Voting Interest, and Carrying Value of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	$ 2,065	$ 1,480	$ 1,690
Dealer software and technology services operations
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	$ 243	$ 23
Dealer software and technology services operations | Bottom of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest (%)	14.00%	14.00%
Voting interest (%)	14.00%	14.00%
Dealer software and technology services operations | Top of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest (%)	50.00%	70.00%
Voting interest (%)	50.00%	57.00%
Engineered components manufacturing
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	$ 889	$ 670
Engineered components manufacturing | Bottom of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest (%)	17.00%	17.00%
Voting interest (%)	17.00%	17.00%
Engineered components manufacturing | Top of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest (%)	50.00%	50.00%
Voting interest (%)	50.00%	50.00%
Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	$ 933	$ 787
Industrials | Bottom of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest (%)	9.00%	9.00%
Voting interest (%)	9.00%	24.00%
Industrials | Top of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest (%)	54.00%	54.00%
Voting interest (%)	50.00%	50.00%